UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 WATER STREET, NEW YORK, NEW YORK 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: Multiple fiscal year ends

Date of reporting period: July 1, 2011–June 30, 2012

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06310

Reporting Period: 07/01/2011 - 06/30/2012

Legg Mason Partners Variable Income Trust

========== Legg Mason Western Asset Variable Global High Yield Bond  ===========

==========                         Portfolio                         ===========

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN

Meeting Date: JUL 15, 2011   Meeting Type: SPECIAL

Record Date:  JUL 13, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   Proxy to Assign Power of Attorney to    FOR       FOR          Management

      New Board of Directors

--------------------------------------------------------------------------------

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN

Meeting Date: AUG 31, 2011   Meeting Type: SPECIAL

Record Date:  AUG 30, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   Proxies for the Power of Attorney and   FOR       FOR          Management

      approval of board compensation

--------------------------------------------------------------------------------

HORIZON LINES INC

Ticker:       HRZ            Security ID:  44044K101

Meeting Date: DEC 02, 2011   Meeting Type: SPECIAL

Record Date:  DEC 01, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Proposal to amend the company's         FOR       FOR          Management

1     amended and restated Certificate of

      Incorporation to effect a 1-for-25

      reverse stock split of the common

      stock.

Item  Proposal to increase the number of      FOR       FOR          Management

2     authorized shares of common stock from

      100,000,000 to 2,500,000,000.

Item  Proposal to authorize the issurance of  FOR       FOR          Management

3     warrants in lieu of cash or redemtpion

      notes in consideratioin for "Excess

      Shares" to faciliate compliance with

      the Jones Act.

Item  Proposal to transact any other          FOR       FOR          Management

4     business as may properly come before

      the Special Meeting or any adjournment

      or postponement of the Special Meeting.

--------------------------------------------------------------------------------

HORIZON LINES INC

Ticker:       HRZL           Security ID:  44044K309

Meeting Date: JUN 07, 2012   Meeting Type: ANNUAL

Record Date:  MAY 14, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Elect directors.                        FOR       FOR          Management

1

Item  Proposal to approve the ratification    FOR       FOR          Management

2     of Ernst & Young LLP as the

      independent registered public

      accounting firm for year 2012.

Item  Proposal to an advisory resolution to   FOR       FOR          Management

3     approve executive compensation.

=========== Legg Mason Western Asset Variable High Income Portfolio ============

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN

Meeting Date: JUL 15, 2011   Meeting Type: SPECIAL

Record Date:  JUL 13, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   Proxy to Assign Power of Attorney to    FOR       FOR          Management

      New Board of Directors

--------------------------------------------------------------------------------

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN

Meeting Date: AUG 31, 2011   Meeting Type: SPECIAL

Record Date:  AUG 30, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

N/A   Proxies for the Power of Attorney and   FOR       FOR          Management

      approval of board compensation

--------------------------------------------------------------------------------

HORIZON LINES INC

Ticker:       HRZ            Security ID:  44044K101

Meeting Date: DEC 02, 2011   Meeting Type: SPECIAL

Record Date:  DEC 01, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Proposal to amend the company's         FOR       FOR          Management

1     amended and restated Certificate of

      Incorporation to effect a 1-for-25

      reverse stock split of the common

      stock.

Item  Proposal to increase the number of      FOR       FOR          Management

2     authorized shares of common stock from

      100,000,000 to 2,500,000,000.

Item  Proposal to authorize the issurance of  FOR       FOR          Management

3     warrants in lieu of cash or redemtpion

      notes in consideratioin for "Excess

      Shares" to faciliate compliance with

      the Jones Act.

Item  Proposal to transact any other          FOR       FOR          Management

4     business as may properly come before

      the Special Meeting or any adjournment

      or postponement of the Special Meeting.

--------------------------------------------------------------------------------

HORIZON LINES INC

Ticker:       HRZL           Security ID:  44044K309

Meeting Date: JUN 07, 2012   Meeting Type: ANNUAL

Record Date:  MAY 14, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Elect directors.                        FOR       FOR          Management

1

Item  Proposal to approve the ratification    FOR       FOR          Management

2     of Ernst & Young LLP as the

      independent registered public

      accounting firm for year 2012.

Item  Proposal to an advisory resolution to   FOR       FOR          Management

3     approve executive compensation.

--------------------------------------------------------------------------------

LYONDELLBASELL INDUSTRIES N.V.

Ticker:       LYO            Security ID:  N53745100

Meeting Date: MAY 09, 2012   Meeting Type: ANNUAL

Record Date:  MAY 03, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

Item  Elect directors. Approval of the        FOR       FOR          Management

1     Lyondellbasell Industries N.V. 2012

      global employee stock purchase plan.

Item  Adoption of annual accounts for 2011.   FOR       FOR          Management

2

Item  Discharge from liability of sole        FOR       FOR          Management

3     member of the management board.

Item  Discharge from liability of sole        FOR       FOR          Management

4     member of the supervisory board.

Item  Ratification of Pricewaterhousecoopers  FOR       FOR          Management

5     LLP as our independent registered

      public accounting firm.

Item  Appointment of Pricewaterhousecoopers   FOR       FOR          Management

6     accountants N.V. as our auditors for

      the Dutch annual reports.

Item  Approval of compensation of the         FOR       FOR          Management

7     members of the supervisory board.

Item  Ratification and approval of dividends  FOR       FOR          Management

8     in respect of the 2011 fiscal year.

Item  Advisory (non-binding) vote approving   FOR       FOR          Management

9     executive compensation

Item  Approval of the amended and restated    FOR       FOR          Management

10    Lyondellbasell Industries 2010

      long-term incentive plan.

Item  Approval of the Lyondellbasell          FOR       FOR          Management

11    Industries N.V. 2012 global employee

      stock purchase plan.

========== Legg Mason Western Asset Variable Strategic Bond Portfolio ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By: /s/ R. Jay Gerken

R. Jay Gerken

Chairman of the Board, President and Chief Executive Officer of

Date: August 21, 2012